Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Lease rental income		$ 444,888	$ 460,427	[1],[2],[3]	$ 512,544
Management fees		14,994	13,420	[1],[3]	15,610
Trading container sales proceeds		4,758	15,628	[2],[3],[4]	12,670
Gain on sale of containers, net		26,210	6,761	[2],[3],[4]	3,454
Total revenue		490,850	496,236	[2],[3]	544,278
Depreciation expense		231,043	236,144	[2],[3],[5]	191,930
Container impairment		8,072	94,623	[2],[3],[5]	35,345
Interest expense	[6]	117,475	85,215	[2],[3]	76,063
Write-off of unamortized deferred debt issuance costs and bond discounts	[6]	7,550			458
Unrealized gains (losses) on interest rate swaps, collars and caps, net		4,094	6,210	[2],[3],[5]	(1,947)
Segment (loss) income before income tax and noncontrolling interests		22,360	(61,323)	[2],[3]	120,679
Total assets		4,380,342	4,294,026	[2],[7]	4,365,312
Purchases of long-lived assets		419,222	476,162	[2]	511,339
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income		442,219	458,246	[2]	510,954
Gain on sale of containers, net		26,210	6,761	[2]	3,454
Total revenue		468,695	465,298	[2]	514,725
Depreciation expense		236,577	241,498	[2]	197,084
Container impairment		8,072	94,623	[2]	35,345
Interest expense		117,475	85,215	[2]	76,063
Write-off of unamortized deferred debt issuance costs and bond discounts		7,550			458
Unrealized gains (losses) on interest rate swaps, collars and caps, net		4,094	6,210	[2]	(1,947)
Segment (loss) income before income tax and noncontrolling interests		(1,707)	(84,252)	[2]	88,536
Total assets		4,316,272	4,261,296	[2]	4,348,196
Purchases of long-lived assets		418,288	474,956	[2]	510,269
Container Management
Segment Reporting Information [Line Items]
Lease rental income		2,669	2,181	[2]	1,590
Management fees		39,529	38,080	[2]	45,620
Total revenue		52,151	50,337	[2]	59,212
Depreciation expense		776	876	[2]	792
Segment (loss) income before income tax and noncontrolling interests		15,376	18,134	[2]	26,305
Total assets		139,989	89,905	[2]	117,033
Purchases of long-lived assets		934	1,206	[2]	1,070
Container Resale
Segment Reporting Information [Line Items]
Management fees		9,477	8,493	[2]	10,104
Trading container sales proceeds		4,758	15,628	[2]	12,670
Total revenue		19,010	27,174	[2]	26,065
Segment (loss) income before income tax and noncontrolling interests		10,854	6,178	[2]	9,335
Total assets		10,873	6,010	[2]	5,210
Other
Segment Reporting Information [Line Items]
Segment (loss) income before income tax and noncontrolling interests		(3,568)	(3,016)	[2]	(4,283)
Total assets		6,859	4,900	[2]	7,251
External Customers
Segment Reporting Information [Line Items]
Management fees		14,994	13,420	[2]	15,610
External Customers | Container Ownership
Segment Reporting Information [Line Items]
Management fees		266	291	[2]	317
External Customers | Container Management
Segment Reporting Information [Line Items]
Management fees		9,953	10,076	[2]	12,002
External Customers | Container Resale
Segment Reporting Information [Line Items]
Management fees		4,775	3,053	[2]	3,291
Eliminations
Segment Reporting Information [Line Items]
Management fees		(49,006)	(46,573)	[2]	(55,724)
Total revenue		(49,006)	(46,573)	[2]	(55,724)
Depreciation expense		(6,310)	(6,230)	[2]	(5,946)
Segment (loss) income before income tax and noncontrolling interests		1,405	1,633	[2]	786
Total assets		$ (93,651)	$ (68,085)	[2]	$ (112,378)

[1]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[5]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.
[6]	Amount for the years ended December 31, 2016 and 2015 has been restated to reclassify the write-off of unamortized deferred debt costs and bond discounts out of interest expense to conform with the 2017 presentation.
[7]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.